DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Japan Hedged Equity ETF

February 28, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.1%
Communication Services - 7.9%
Capcom Co. Ltd.	8,800	$212,412
CyberAgent, Inc.	19,200	248,173
Dentsu Group, Inc.	10,336	411,318
Hakuhodo DY Holdings, Inc.	11,080	146,108
Kakaku.com, Inc.	6,436	140,179
KDDI Corp.	76,915	2,512,875
Koei Tecmo Holdings Co. Ltd. (a)	2,920	100,961
Konami Holdings Corp.	4,364	245,977
Nexon Co. Ltd.	23,364	505,629
Nintendo Co. Ltd.	5,221	2,634,910
Nippon Telegraph & Telephone Corp.	57,252	1,639,898
SoftBank Corp.	136,800	1,725,990
SoftBank Group Corp.	57,686	2,571,572
Square Enix Holdings Co. Ltd.	4,200	203,123
Toho Co. Ltd.	5,398	224,672
Z Holdings Corp.	126,928	615,623

(Cost $13,722,745)		14,139,420

Consumer Discretionary - 18.9%
Aisin Corp.	6,923	252,014
Bandai Namco Holdings, Inc.	9,607	699,435
Bridgestone Corp.	27,307	1,122,303
Denso Corp.	20,710	1,449,601
Fast Retailing Co. Ltd.	2,789	1,499,968
Hikari Tsushin, Inc.	1,052	129,939
Honda Motor Co. Ltd.	77,945	2,389,911
Iida Group Holdings Co. Ltd.	7,366	136,024
Isuzu Motors Ltd.	27,895	377,789
Koito Manufacturing Co. Ltd.	4,872	250,878
Mazda Motor Corp.*	26,004	193,619
McDonald’s Holdings Co. Japan Ltd.	3,919	168,398
Mercari, Inc.*	4,800	148,219
Nissan Motor Co. Ltd.*	110,347	523,396
Nitori Holdings Co. Ltd.	3,847	577,058
Open House Group Co. Ltd.	3,700	167,355
Oriental Land Co. Ltd.	9,525	1,750,648
Pan Pacific International Holdings Corp.	19,400	317,244
Panasonic Corp.	105,444	1,091,448
Rakuten Group, Inc.	41,238	349,374
Rinnai Corp.	1,755	143,801
Ryohin Keikaku Co. Ltd. (a)	11,600	170,421
Sekisui Chemical Co. Ltd.	17,852	292,086
Sekisui House Ltd.	29,352	598,963
Sharp Corp.	9,755	91,895
Shimano, Inc.	3,584	828,624
Sony Group Corp.	60,193	6,183,441
Stanley Electric Co. Ltd.	6,246	148,157
Subaru Corp.	28,917	476,270
Sumitomo Electric Industries Ltd.	36,113	478,250
Suzuki Motor Corp.	17,689	703,621
Toyota Motor Corp.	506,365	9,419,054
USS Co. Ltd.	10,618	175,851
Yamaha Corp.	6,407	298,713
Yamaha Motor Co. Ltd.	14,224	318,715
ZOZO, Inc.	6,134	173,405

(Cost $30,128,377)		34,095,888

Consumer Staples - 6.7%
Aeon Co. Ltd. (a)	31,202	704,973
Ajinomoto Co., Inc.	22,301	647,702
Asahi Group Holdings Ltd.	21,597	872,409
Cosmos Pharmaceutical Corp.	1,000	138,042
Ito En Ltd.	2,700	155,004
Japan Tobacco, Inc.	57,689	1,063,808
Kao Corp.	22,484	1,052,180
Kikkoman Corp.	6,948	516,122
Kirin Holdings Co. Ltd.	39,189	650,224
Kobayashi Pharmaceutical Co. Ltd.	2,600	222,085
Kobe Bussan Co. Ltd.	6,600	217,292
Kose Corp.	1,588	181,363
Lawson, Inc. (a)	2,369	98,910
Lion Corp.	10,788	141,225
MEIJI Holdings Co. Ltd.	5,793	348,190
Nisshin Seifun Group, Inc.	8,975	127,250
Nissin Foods Holdings Co. Ltd.	2,970	236,897
Pola Orbis Holdings, Inc.	4,079	63,723
Seven & i Holdings Co. Ltd. (a)	36,002	1,750,856
Shiseido Co. Ltd.	19,207	1,096,970
Suntory Beverage & Food Ltd.	6,636	265,521
Toyo Suisan Kaisha Ltd.	4,212	177,324
Tsuruha Holdings, Inc.	1,797	143,647
Unicharm Corp.	19,374	728,010
Welcia Holdings Co. Ltd.	4,400	117,305
Yakult Honsha Co. Ltd.	6,138	332,621

(Cost $13,999,233)		12,049,653

Energy - 0.7%
ENEOS Holdings, Inc.	146,837	579,608
Idemitsu Kosan Co. Ltd.	9,860	264,157
Inpex Corp.	48,644	501,397

(Cost $1,857,765)		1,345,162

Financials - 9.9%
Chiba Bank Ltd.	25,060	158,907
Concordia Financial Group Ltd.	50,338	206,230
Dai-ichi Life Holdings, Inc.	47,419	993,215
Daiwa Securities Group, Inc.	68,844	408,279
Japan Exchange Group, Inc.	23,932	449,642
Japan Post Bank Co. Ltd.	19,825	174,858
Japan Post Holdings Co. Ltd.*	116,170	964,100
Japan Post Insurance Co. Ltd.	10,100	173,421

Mitsubishi HC Capital, Inc.	32,016	166,812
Mitsubishi UFJ Financial Group, Inc.	571,542	3,543,645
Mizuho Financial Group, Inc.	114,977	1,525,159
MS&AD Insurance Group Holdings, Inc.	21,189	719,724
Nomura Holdings, Inc.	145,877	667,813
ORIX Corp.	58,427	1,160,256
Resona Holdings, Inc.	99,176	446,687
SBI Holdings, Inc.	11,499	300,065
Shizuoka Bank Ltd.	22,082	164,225
Sompo Holdings, Inc.	15,075	658,257
Sumitomo Mitsui Financial Group, Inc.	62,272	2,232,183
Sumitomo Mitsui Trust Holdings, Inc.	16,162	577,792
T&D Holdings, Inc.	25,849	378,635
Tokio Marine Holdings, Inc.	29,871	1,708,102
Tokyo Century Corp.	1,700	74,527

(Cost $19,547,708)		17,852,534

Health Care - 9.1%
Asahi Intecc Co. Ltd.	10,100	215,767
Astellas Pharma, Inc.	88,635	1,479,113
Chugai Pharmaceutical Co. Ltd.	32,035	1,058,870
Daiichi Sankyo Co. Ltd.	83,683	2,033,388
Eisai Co. Ltd.	11,212	557,650
Hoya Corp.	17,686	2,285,265
Kyowa Kirin Co. Ltd.	12,660	325,296
M3, Inc.	21,184	786,626
Medipal Holdings Corp.	8,382	152,891
Nippon Shinyaku Co. Ltd.	2,300	149,046
Olympus Corp.	52,476	1,049,611
Ono Pharmaceutical Co. Ltd.	17,783	437,208
Otsuka Holdings Co. Ltd.	18,600	641,167
Santen Pharmaceutical Co. Ltd.	16,574	187,992
Shionogi & Co. Ltd.	12,708	844,621
Sumitomo Dainippon Pharma Co. Ltd.	9,248	101,598
Sysmex Corp.	7,944	630,462
Taisho Pharmaceutical Holdings Co. Ltd.	1,946	96,653
Takeda Pharmaceutical Co. Ltd.	75,623	2,302,928
Terumo Corp.	31,002	1,000,186

(Cost $16,104,570)		16,336,338

Industrials - 21.3%
AGC, Inc.	9,262	410,069
ANA Holdings, Inc.*	7,318	160,822
Benefit One, Inc.	3,600	82,700
Central Japan Railway Co.	6,826	919,712
Dai Nippon Printing Co. Ltd.	10,243	266,132
Daifuku Co. Ltd.	4,700	337,685
Daikin Industries Ltd.	11,848	2,185,333
East Japan Railway Co.	14,385	852,102
FANUC Corp.	9,189	1,690,891
Fuji Electric Co. Ltd.	6,106	311,235
Hankyu Hanshin Holdings, Inc.	11,040	329,860
Hino Motors Ltd.	13,960	130,778
Hitachi Construction Machinery Co. Ltd.	5,220	127,271
Hitachi Ltd.	46,334	2,277,103
Hoshizaki Corp.	2,654	184,221
ITOCHU Corp.	56,788	1,848,889
Japan Airlines Co. Ltd.*	6,854	136,943
Kajima Corp.	21,876	293,799
Keio Corp.	4,836	197,705
Keisei Electric Railway Co. Ltd.	6,284	176,006
Kintetsu Group Holdings Co. Ltd.*	8,210	246,732
Komatsu Ltd.	41,837	961,634
Kubota Corp.	48,863	876,402
Kurita Water Industries Ltd.	4,542	185,686
Lixil Corp.	12,716	282,602
Makita Corp.	10,644	377,283
Marubeni Corp.	74,987	784,994
MINEBEA MITSUMI, Inc.	17,124	371,778
MISUMI Group, Inc.	13,720	437,384
Mitsubishi Corp.	60,091	2,023,331
Mitsubishi Electric Corp.	86,726	1,042,160
Mitsubishi Heavy Industries Ltd.	15,102	446,104
Mitsui & Co. Ltd.	74,571	1,858,681
Mitsui OSK Lines Ltd.	5,500	446,832
Miura Co. Ltd.	4,300	117,257
MonotaRO Co. Ltd.	11,800	220,676
NGK Insulators Ltd.	12,564	194,528
Nidec Corp.	21,390	1,838,798
Nihon M&A Center Holdings, Inc.	14,400	208,300
Nippon Express Holdings, Inc.	3,739	227,010
Nippon Yusen KK	7,812	725,038
Obayashi Corp.	30,608	255,854
Odakyu Electric Railway Co. Ltd.	14,577	240,150
Persol Holdings Co. Ltd.	8,300	184,388
Recruit Holdings Co. Ltd.	64,891	2,720,043
Secom Co. Ltd.	9,972	730,520
SG Holdings Co. Ltd.	15,000	317,314
Shimizu Corp.	27,068	179,174
SMC Corp.	2,758	1,632,513
Sohgo Security Services Co. Ltd.	3,422	123,230
Sumitomo Corp.	53,773	876,533
Taisei Corp.	8,852	293,745
Tobu Railway Co. Ltd.	9,190	225,823
Tokyu Corp.	24,022	320,112
TOPPAN, Inc.	13,039	255,982
Toshiba Corp.	18,623	741,421
TOTO Ltd.	6,738	283,375
Toyota Industries Corp.	6,999	532,086
Toyota Tsusho Corp.	10,131	419,904
West Japan Railway Co.	10,279	442,757
Yamato Holdings Co. Ltd.	13,817	270,175
Yaskawa Electric Corp. (a)	11,582	460,399

(Cost $36,898,838)		38,297,964

Information Technology - 13.5%
Advantest Corp.	9,600	757,378
Azbil Corp.	5,700	214,683
Brother Industries Ltd.	11,622	210,877
Canon, Inc.	47,897	1,124,256
Disco Corp.	1,400	391,510
FUJIFILM Holdings Corp.	17,257	1,090,074
Fujitsu Ltd.	9,440	1,360,184
GMO Payment Gateway, Inc.	2,000	190,841
Hamamatsu Photonics KK	6,688	336,829
Hirose Electric Co. Ltd.	1,566	233,609
Ibiden Co. Ltd.	5,000	240,073
Itochu Techno-Solutions Corp.	4,500	115,822
Keyence Corp.	9,286	4,343,940
Kyocera Corp.	15,208	870,295
Lasertec Corp.	3,600	652,581
Murata Manufacturing Co. Ltd.	27,545	1,865,724
NEC Corp.	11,493	495,349
Nomura Research Institute Ltd.	16,022	553,972
NTT Data Corp.	29,740	562,128
Obic Co. Ltd.	3,362	535,452
Omron Corp.	8,917	601,887
Oracle Corp.	1,972	139,969
Otsuka Corp.	5,460	210,630
Renesas Electronics Corp.*	60,500	705,171
Ricoh Co. Ltd.	31,734	270,235
Rohm Co. Ltd.	4,012	315,125
SCSK Corp.	7,200	122,625
Seiko Epson Corp.	13,124	201,258
Shimadzu Corp.	11,536	411,910
SUMCO Corp.	16,200	265,902
TDK Corp.	18,384	735,584
TIS, Inc.	10,300	241,900
Tokyo Electron Ltd.	7,114	3,451,031
Trend Micro, Inc.	6,272	349,157
Yokogawa Electric Corp.	10,608	170,241

(Cost $19,510,782)		24,338,202

Materials - 4.9%
Asahi Kasei Corp.	59,684	559,383
Hitachi Metals Ltd.*	10,446	185,995
JFE Holdings, Inc.	23,019	344,389
JSR Corp.	9,951	310,739
Kansai Paint Co. Ltd.	8,506	170,098
Mitsubishi Chemical Holdings Corp.	61,296	435,814
Mitsubishi Gas Chemical Co., Inc.	8,076	143,094
Mitsui Chemicals, Inc.	8,781	224,404
Nippon Paint Holdings Co. Ltd.	39,515	350,244
Nippon Sanso Holdings Corp.	7,480	145,872
Nippon Steel Corp.	40,937	750,800
Nissan Chemical Corp.	5,702	322,385
Nitto Denko Corp.	6,718	487,934
Oji Holdings Corp.	39,484	201,601
Shin-Etsu Chemical Co. Ltd.	16,931	2,602,277
Sumitomo Chemical Co. Ltd.	72,156	345,199
Sumitomo Metal Mining Co. Ltd.	11,705	585,021
Toray Industries, Inc.	65,642	376,671
Tosoh Corp.	11,800	183,520

(Cost $9,074,198)		8,725,440

Real Estate - 3.3%
Daito Trust Construction Co. Ltd.	3,151	348,634
Daiwa House Industry Co. Ltd.	26,817	762,534
Daiwa House REIT Investment Corp. REIT (a)	106	287,209
GLP J REIT	203	303,004
Hulic Co. Ltd.	18,910	172,216
Japan Metropolitan Fund Invest REIT	335	271,287
Japan Real Estate Investment Corp. REIT	59	314,591
Mitsubishi Estate Co. Ltd.	56,224	859,267
Mitsui Fudosan Co. Ltd.	43,382	964,883
Nippon Building Fund, Inc. REIT	71	406,367
Nippon Prologis REIT, Inc. REIT	98	287,696
Nomura Real Estate Holdings, Inc.	5,828	145,237
Nomura Real Estate Master Fund, Inc. REIT	204	269,362
Orix JREIT, Inc. REIT (a)	122	170,746
Sumitomo Realty & Development Co. Ltd.	14,550	428,533

(Cost $7,013,445)		5,991,566

Utilities - 0.9%
Chubu Electric Power Co., Inc.	30,834	309,239
Kansai Electric Power Co., Inc.	33,507	338,669
Osaka Gas Co. Ltd.	18,089	331,838
Tokyo Electric Power Co. Holdings, Inc.*	70,184	220,994
Tokyo Gas Co. Ltd.	18,165	370,995

(Cost $2,198,550)		1,571,735

TOTAL COMMON STOCKS (Cost $170,056,211)		174,743,902

EXCHANGE-TRADED FUNDS - 0.2%
iShares Currency Hedged MSCI Japan ETF	6,750	251,235
iShares MSCI Japan ETF	2,000	125,880

TOTAL EXCHANGE-TRADED FUNDS (Cost $401,923)		377,115

SECURITIES LENDING COLLATERAL - 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c) (Cost $331,088)	331,088	331,088

CASH EQUIVALENTS - 2.7%
DWS ESG Liquidity Fund “Capital Shares”, 0.13% (b)	117,832	117,773
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)	4,665,738	4,665,738

TOTAL CASH EQUIVALENTS (Cost $4,783,568)		4,783,511

TOTAL INVESTMENTS - 100.2% (Cost $175,572,790)		$180,235,616
Other assets and liabilities, net - (0.2%)		(284,629)

NET ASSETS - 100.0%		$179,950,987

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
1,854,074	—	(1,522,986	) (d)	—	—	176	—	331,088	331,088
CASH EQUIVALENTS — 2.7%
DWS ESG Liquidity Fund “Capital Shares”, 0.13% (b)
117,744	76	—		—	(47)	75	—	117,832	117,773
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
5,191,109	56,331,498	(56,856,869)		—	—	1,171	—	4,665,738	4,665,738

7,162,927	56,331,574	(58,379,855)		—	(47)	1,422	—	5,114,658	5,114,599

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2022 amounted to $3,465,751, which is 1.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $3,298,645.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022.

REIT:	Real Estate Investment Trust

At February 28, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(e)
Nikkei 225 Futures	JPY	3	$725,048	$693,081	3/10/2022	$(31,967)
TOPIX Index Futures	JPY	29	4,959,193	4,770,060	3/10/2022	(189,133)

Total unrealized depreciation						$(221,100)

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2022.

As of February 28, 2022, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(f)	Unrealized Depreciation(f)
Goldman Sachs & Co.	3/3/2022	JPY	8,519,824,100	USD	73,955,201	$—	$(158,390)
JP Morgan & Chase Co.	3/3/2022	JPY	7,064,517,900	USD	61,322,929	—	(131,016)
RBC Capital Markets	3/3/2022	JPY	6,688,207,800	USD	58,056,855	—	(123,583)
Goldman Sachs & Co.	3/3/2022	USD	6,916,517	JPY	794,869,000	—	(1,985)
Goldman Sachs & Co.	3/3/2022	USD	67,072,622	JPY	7,724,955,100	126,438	—
JP Morgan & Chase Co.	3/3/2022	USD	11,640,908	JPY	1,341,000,000	24,395	—
JP Morgan & Chase Co.	3/3/2022	USD	49,694,099	JPY	5,723,517,900	94,542	—
RBC Capital Markets	3/3/2022	USD	58,071,222	JPY	6,688,207,800	109,217	—
Goldman Sachs & Co.	4/5/2022	JPY	7,724,955,100	USD	67,116,328	—	(136,197)
JP Morgan & Chase Co.	4/5/2022	JPY	5,723,517,900	USD	49,727,777	—	(100,478)
RBC Capital Markets	4/5/2022	JPY	6,688,207,800	USD	58,109,820	—	(116,908)
Goldman Sachs & Co.	4/5/2022	USD	327,965	JPY	37,739,000	586	—

Total unrealized appreciation (depreciation)						$355,178	$(768,557)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2022.

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$174,743,902	$—	$—	$174,743,902
Exchange-Traded Funds	377,115	—	—	377,115
Short-Term Investments (g)	5,114,599	—	—	5,114,599
Derivatives (h)
Forward Foreign Currency Contracts	—	355,178	—	355,178

TOTAL	$180,235,616	$355,178	$—	$180,590,794

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Contracts	$—	$(768,557)	$—	$(768,557)
Futures Contracts	(221,100)	—	—	(221,100)

TOTAL	$(221,100)	$(768,557)	$—	$(989,657)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.